THE EAGLE
                                      INTERNATIONAL       [GRAPHIC OMITTED]
                                   EQUITY PORTFOLIO


                                                          Semiannual
                                                          (unaudited)


                                                          APRIL 30, 2000


                                                          EAGLE
                                                          ASSET MANAGEMENT INC.

                                                          880 CARILLON PARKWAY
                                                          P.O. BOX 10520
                                                          ST. PETERSBURG, FL
                                                          33733-0520
                                                          (727) 573-2453
                                                          (800) 237-3101

                                                                  June 20, 2000


Dear Shareholders:

We are pleased to provide you with the semiannual report for the Eagle International Equity Portfolio (the "Fund") for the six-month period ended April 30, 2000. The Eagle Class of shares of your Fund appreciated by +11.08%, after expenses. In comparison, the Morgan Stanley Capital International Europe, Australia, Far East Index (the "MSCI EAFE Index" or "Index") rose by +6.72% over the same time period. The Fund's performance for the 1-, 3-year and life of the Fund* periods as of the calendar quarter ended March 31, 2000 (Eagle Class shares, average annual return) were as follows: +32.9%, +18.6% and +15.0%, respectively.

As we have mentioned in earlier reports, Martin Currie, Inc. of Scotland, the Fund's subadviser, invests the Fund's assets in both developed and emerging markets around the world. Consequently, we believe your Funds should be considered a core international holding in your overall investment portfolio. We hope the attached investment commentary from Martin Currie will be helpful in understanding the dynamic environment of the major world markets--Japan, Continental Europe, and Asia--as well as the smaller markets and their role on Fund performance during the time period discussed. The subadviser also includes a near-term outlook on both the world and U.S. markets, to aid investors in better-understanding the broad spectrum of the world marketplace.

On behalf of all of us at both Eagle and Heritage, thank you for your continuing investment in the Eagle International Equity Portfolio.




Sincerely,                                      Sincerely,


/s/ BRIAN C. LEE                                /s/ STEPHEN G. HILL
----------------                                -------------------
Brian C. Lee                                    Stephen G. Hill
President                                       President
Heritage Series Trust                           Eagle Asset Management
Eagle International Equity Portfolio




----------------
* Inception date for the Eagle Class of shares is December 27, 1995.

                         S E M I A N N U A L  R E P O R T

                                                                    June 2, 2000


INVESTMENT COMMENTARY from MARTIN CURRIE, INC.
Eagle International Equity Portfolio (the "Fund")


For much of the period under review, international markets have continued to move ahead, supported by rallies in the technology, media and telecom ("TMT stocks") sectors. Japan, Europe and Asia benefited in particular with their indices dominated by key global TMT stocks. However, further interest rate rises in both the United States and Europe created increased volatility, with markets hitting a peak in mid-March this year. Since then, much of the earlier gains have been lost. The UK market missed much of the earlier rally, impacted by a weak bond market and a strong currency. The Euro continued to weaken against the Dollar while the Yen was in a more stable range over the six-months. The Morgan Stanley Capital International Europe, Australia, Far East Index, (the "MSCI EAFE Index" or "Index") rose by 6.72% over the period to April 30, 2000, whereas the Fund's Eagle Shares rose by 11.08% * after expenses. Over the rolling 12 months, the MSCI EAFE Index rose by 13.92% and the Eagle Shares rose by 20.24%*.

JAPAN (28.7% of net assets at April 30, 2000) continued to rally for the early part of the period. But as the economy stalled in the first quarter and TMT stocks fell out of favour, the market fell sharply. Having built up our weighting in early 1999, well ahead of the Index, we took profits in early January, reducing our exposure to a more neutral position. New holdings included stocks with a domestic flavour such as Daiwa House and Sumitomo Electric Industries. We took substantial profits from the highly rated (and strongly performing) TMT stocks such as Canon, Hitachi, Sony, Rohm and the spectacular performer NTT DoCoMo. Total sales included Kubota Corporation and Promise Co. In the short term, we will continue to run with a more neutral stance in Japan, but the enormous change in equity ownership structure, the unwinding of cross share ownership and the increasing corporate activity provide support for recovery later this year.

Having run an underweight position in CONTINENTAL EUROPE (38.8% of net assets at April 30, 2000) for much of 1999, we began to add towards the turn of the year with profits raised in Japan. Part of this move was driven by increasing signs of economic recovery in France and Italy and, in part, an expectation that the Euro would stabilize, if not rally. New holdings reflected a wish to increase our TMT stock exposure and Europe contains some of the most interesting opportunities. Tietoenator (Finland), Alstom (France), Alcatel (France), Deutsch Telecom (Germany), Mediaset (Italy), Elsevier (Netherlands) and Amadeus Global Travel (Spain) are all examples of this trend. Sales reflected a reduction in exposure to companies where earnings remained under pressure: Peugeot, Accor, Compagnie de Saint Gobain and Lafarge (France). We continue to add to the region on weakness as earnings momentum improves for the region as a whole. We have remained underweight the UK Index (16.4% of net assets at April 30, 2000) concerned that rising interest rates, a dependency on 'old economy' stocks and the impact of a strong Sterling would see the Index lagging the rest of Europe. New holdings reflected the TMT theme such as Orange, Sage and WPP Group. Sales reduced exposure to the financial sector; Halifax, Legal & General, National Westminster Bank and Lloyds where profit margins remain under pressure.


----------------
* Calculated without the imposition of either front-end or contingent deferred sales charges. See the first letter by Brian C. Lee and Steve G. Hill for a full statement of returns. Past performance is no guarantee of future results.


                       2  S E M I A N N U A L  R E P O R T

ASIA (9.1% of net assets at April 30, 2000) continued to represent an overweight position against the Index, but in part, this reflected exposure to non-Index markets such as India, Korea, Malaysia, Taiwan and Thailand. The region rallied as currencies and economies continued to improve and company results reflected the dramatically changed trading conditions. It is also a prime area for equipment supplies and electronic manufacturing. As a technology play, the region also suffered profit taking in late March and April. New holdings included AMP Ltd (Australia) China Telecom (Hong Kong), Li & Fung, Television Broadcasts, I Cable Communications (Hong Kong), Malayan Banking, Natsteel Electronics (Singapore) Singapore Telecom, Samsung Electronics (South Korea) and Compal Electronics (Taiwan). We sold Telstra and Tabcorp (Australia) and a number of less focussed groups in Hong Kong, China Everbright, Dao Heng Bank and Henderson Land. In Singapore, we sold Overseas Chinese Banking Corp, Singapore Airlines and Neptune Oriental Lines to fund the purchase of more technology sensitive groups. While reducing our overall exposure to Asia, we remain overweight against the Index.

We have had selective exposure to SMALLER MARKETS over the period, which have rallied on the back of stronger world growth, rising commodity prices and the interest in telecom and technology related sectors. While we find all of this in Asia, as described above, we also continued to favour Brazil, where we bought Embratel Participacoes and Unibanco. In Mexico, we added Grupo Financiero Banamex. In both countries, stronger economies have resulted in improving financial health for the banks. Nice Systems in Israel and Softline in South Africa are good examples of quality technology related stocks in smaller markets. Sales included Companie Val Do Rio Doce (Brazil), Cemex (Mexico), Commercial International Bank (Egypt) Orbotech and Anglo American (South Africa)

OUTLOOK

Until investors are convinced that the pressures on the world economy are under control, we anticipate that the current volatility in world markets will continue. The direction of US monetary policy and the need for an easing in the pace of economic expansion provide the main focus. But the situation is finely poised. Too severe a move in interest rates, or too negative a reaction in the equity market, could precipitate a much harder economic landing than desired - and a more dramatic reaction from world stockmarkets.

We continue to believe that the US economy will gradually ease from its peak in late 1999, and that the inflation increases, which have become evident, will dissipate gradually, as the year unfolds. We remain enthusiastic about the outlook for markets for the rest of the year and retain a low overall cash position. In currency markets, we are unhedged. We see the Euro as a cheap currency and believe that the Yen will remain within a fairly narrow trading range.

On behalf of all of us at Martin Currie, Inc., thank you for your continuing confidence in us. We look forward to reporting to you again after the end of the Fund's fiscal year.


                       3  S E M I A N N U A L  R E P O R T

         HERITAGE SERIES TRUST - EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 2000
                                  (UNAUDITED)


                                                         MARKET
       SHARES                                             VALUE
       ------                                            -------
COMMON STOCKS--95.5%(a)
-----------------------
  AUSTRALIA -- 1.6%
  -----------------
     28,000     AMP Ltd.* .........................   $ 245,280
     10,000     Brambles Industries Ltd. ..........     281,488
     10,700     News Corporation Ltd. .............     135,886
     93,000     North Ltd. ........................     159,949
                                                      ---------
                                                        822,603
                                                      ---------
  BRAZIL -- 0.9%
  --------------
      8,500     Embratel Participacoes, SA,
                 Sponsored ADR ....................     191,250
      5,300     Petrobras, Sponsored ADR ..........     126,538
      4,800     UBB Unibanco Uniao
                 De Barncos, Sponsored GDR* .......     119,700
                                                      ---------
                                                        437,488
                                                      ---------
  FINLAND -- 3.7%
  ---------------
     29,704     Nokia AB OY .......................   1,703,946
      3,862     Tietoenator .......................     186,080
                                                      ---------
                                                      1,890,026
                                                      ---------
  FRANCE -- 14.5%
  ---------------
      2,914     Alcatel ...........................     675,525
      9,118     Alstom* ...........................     227,206
      9,141     Aventis SA ........................     504,422
      7,973     AXA-UAP Groupe ....................   1,182,190
      3,073     Cap Gemini SA .....................     603,431
      7,626     Carrefour .........................     496,388
      2,025     France Telecom* ...................     313,326
      1,711     Societe Generale ..................     354,336
      1,915     Sodexho Alliance ..................     286,905
      3,092     Suez Lyonnaise des Eaux ...........     484,887
      7,482     Total Fina SA, Class "B" ..........   1,135,235
     11,687     Vivendi ...........................   1,155,961
                                                      ---------
                                                      7,419,812
                                                      ---------
  GERMANY -- 2.4%
  ---------------
      5,968     Bayerische Hypo-Vereinsbank AG          363,509
      8,200     Deutsche Telekom* .................     532,185
        559     Sap AG ............................     329,559
                                                      ---------
                                                      1,225,253
                                                      ---------
  GREECE -- 0.1%
  --------------
      1,900     Hellenic Telecom OTE* .............      42,772
                                                      ---------


                                                         MARKET
       SHARES                                             VALUE
       ------                                            -------
COMMON STOCKS (CONTINUED)
-------------------------
  HONG KONG -- 3.1%
  -----------------
     124,000     Bank of East Asia Ltd. ...........     268,243
      60,000     China Telecom (Hong Kong) Ltd.*        429,441
      28,500     Hutchison Whampoa, Ltd. ..........     413,457
     125,000     i-CABLE Communications, Ltd.* ....      54,563
      49,000     Li & Fung Ltd. ...................     191,239
      35,000     Television Broadcasts ............     239,274
                                                      ---------
                                                      1,596,217
                                                      ---------
  INDIA -- 0.6%
  -------------
       8,033     Indian Opportunities Fund,
                  Ltd. (b)* .......................     123,226
      10,900     Videsh Sanchar Nigam, Ltd. .......     203,285
                                                      ---------
                                                        326,511
                                                      ---------
  IRELAND -- 0.3%
  ---------------
      19,932     Bank of Ireland ..................     134,452
                                                      ---------
  ISRAEL -- 0.2%
  --------------
       1,400     Nice Systems Ltd,
                  Sponsored ADR * .................      91,613
                                                      ---------
  ITALY -- 4.6%
  -------------
      27,953     Alleanza Assicuraz ...............     289,189
      16,538     Mediaset* ........................     268,369
      38,688     San Paolo IMI SPA ................     541,637
      88,505     Telecom Italia Mobiliare SPA .....     844,829
      30,084     Telecom Italia SPA * .............     420,633
                                                      ---------
                                                      2,364,657
                                                      ---------
  JAPAN -- 28.2%
  --------------
      49,000     Asahi Chemical Industry
                  Company, Ltd. ...................     282,165
       3,400     Benesse Corporation ..............     303,912
      16,000     Brigestone Corporation ...........     347,359
      18,000     Canon, Inc. ......................     823,219
      27,000     Daiwa House Industry Company .....     179,975
       5,000     FamilyMart Company, Ltd. .........     183,308
       7,000     Fuji Photo Film Company, Ltd. ....     280,609
      17,000     Fujitsu Ltd. .....................     481,600
      40,000     Hitachi, Ltd. ....................     477,711
       9,000     Honda Motor Company, Ltd. ........     402,444
       6,000     Ito--Yokado Company, Ltd. ........     438,272


    The accompanying notes are an integral part of the financial statements.


                        4  S E M I A N N U A L  R E P O R T

         HERITAGE SERIES TRUST - EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 2000
                                  (UNAUDITED)
                                  (CONTINUED)


                                                         MARKET
        SHARES                                            VALUE
        ------                                          --------
COMMON STOCKS (CONTINUED)
-------------------------
  JAPAN -- (CONTINUED)
  --------------------
      23,000     Kao Corporation ...................  $  700,551
       3,000     Mabuchi Motor Company, Ltd. .......     330,510
      22,000     Marui Company, Ltd. ...............     413,461
      40,000     Mitsui Marine & Fire Insurance.....     175,902
      12,000     MKC-STAT Corporation * ............     246,632
       6,000     Namco Ltd. ........................     244,966
          44     NTT Mobile Communication ..........   1,470,537
       3,000     Riso Kagaku Corporation ...........      83,322
       3,300     Rohm Company, Ltd. ................   1,105,957
       8,000     Secom Company, Ltd. ...............     671,018
      19,000     Shin-Etsu Chemical
                  Company, Ltd. ....................   1,004,398
       8,500     Sony Corporation ..................     980,410
      45,000     Sumitomo Bakelite Company, Ltd.         495,348
      25,000     Sumitomo Electric Industries* .....     333,056
      11,000     Taisho Pharmaceutical
                  Company ..........................     368,653
      45,000     Toppan Printing Company, Ltd. .....     470,768
       1,500     Trend Micro Inc.* .................     224,969
      17,000     Yamanouchi Pharmaceutical .........     898,671
                                                      ----------
                                                      14,419,703
                                                      ----------
  MALAYSIA -- 0.5%
  ----------------
      65,000     Malayan Banking Berhad ............     270,263
                                                      ----------
  MEXICO -- 1.6%
  --------------
      81,000     Wal Mart de Mexico* ...............     187,221
       3,300     Grupo Televisa, SA,
                  Sponsored GDR * ..................     209,344
      29,000     Grupo Financiero Banamex, SA,
                  Series "O"* ......................     104,782
       5,100     Telefonos de Mexico,
                  Sponsored ADR ....................     299,944
                                                      ----------
                                                         801,291
                                                      ----------
  NETHERLANDS -- 4.1%
  -------------------
      50,681     Elsevier, NV ......................     492,993
      22,258     VNU, NV ...........................   1,190,815
       7,419     ING Groep NV ......................     404,812
                                                      ----------
                                                       2,088,620
                                                      ----------
  POLAND -- 0.2%
  --------------
      15,000     Telekomunikacja Polska,
                  Sponsored GDR* ...................     114,000
                                                      ----------

                                                         MARKET
        SHARES                                            VALUE
        ------                                           --------
 COMMON STOCKS (CONTINUED)
 -------------------------
  SINGAPORE -- 1.7%
  -----------------
       3,900     Chartered Semiconductor
                 Manufacturing, Sponsored
                  ADR * ............................     340,763
      47,000     Natsteel Electronics Ltd.* ........     269,909
     180,000     Singapore Telecom * ...............     259,478
                                                      ----------
                                                         870,150
                                                      ----------
  SOUTH AFRICA -- 0.2%
  --------------------
       3,400     Nedcor Investment
                  Bank Holdings ....................       1,454
      96,000     Softline Ltd.* ....................      98,683
                                                      ----------
                                                         100,137
                                                      ----------
  SOUTH KOREA -- 0.8%
  -------------------
       2,700     Samsung Electronics,
                  Sponsored GDR ....................     432,675
                                                      ----------
  SPAIN -- 3.8%
  -------------
      19,952     Amadeus Global Travel,
                  Series "A"* ......................     246,682
      35,220     Banco Bilbao Vizcaya
                  Argenta ..........................     480,278
      43,438     Banco Santander Central Hisp ......     452,944
      35,183     Telefonica S.A.* ..................     782,990
                                                      ----------
                                                       1,962,894
                                                      ----------
  SWEDEN -- 4.0%
  --------------
      17,400     Ericsson, Class "B" ...............   1,546,710
      23,100     Foreningsparbanken, AB,
                  Class "A" ........................     340,085
       5,800     Securitas AB, Series "B" ..........     150,078
                                                      ----------
                                                       2,036,873
                                                      ----------
  SWITZERLAND -- 1.3%
  -------------------
         360     Holderbank Financiere Glarus ......     407,063
         197     Novartis AG .......................     275,187
                                                      ----------
                                                         682,250
                                                      ----------
  TAIWAN -- 0.5%
  --------------
      17,468     Compal Electronics ................     241,059
                                                      ----------
  THAILAND -- 0.2%
  ----------------
     320,000     Thai Petrochemical Industry (c)*         78,182
                                                      ----------

    The accompanying notes are an integral part of the financial statements.

                        5  S E M I A N N U A L  R E P O R T

         HERITAGE SERIES TRUST - EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 2000
                                  (UNAUDITED)
                                  (CONTINUED)


                                                       MARKET
      SHARES                                            VALUE
      ------                                           ------
COMMON STOCKS (CONTINUED)
-------------------------
  UK -- 16.4%
  -----------
      21,000   3I Group, PLC* ...................   $  420,470
      17,500   Allied Zurich, PLC ...............      174,106
       8,000   AstraZeneca PLC ..................      335,430
      45,000   BP Amoco, PLC ....................      388,497
      13,000   British Sky Broadcasting, PLC*....      318,786
      22,000   British Telecomunications, PLC....      393,909
      26,000   Cable & Wireless, PLC ............      431,525
      22,000   GKN, PLC* ........................      304,851
      18,500   Glaxo Welcome, PLC ...............      571,751
      65,000   Hilton Group, PLC ................      273,245
      18,000   HSBC Holdings, PLC ...............      198,978
      36,000   Marconi ..........................      452,280
       4,000   Rio Tinto, PLC ...................       62,278
      22,893   Royal Bank of Scotland
                Group, PLC ......................      357,140
      38,000   Sage Group, PLC ..................      423,319
      11,000   Scot & Newcastle, PLC ............       80,494
      38,000   Shell Transport &
                Trading Company, PLC ............      311,351
      28,000   SmithKline
                Beecham, PLC ....................      383,633
      23,991   Smiths Industries, PLC ...........      281,140
      65,000   Stagecoach Holdings, PLC .........       64,010
     439,333   Vodafone Airtouch, PLC ...........    2,011,019
      11,000   WPP Group PLC* ...................      177,259
                                                    ----------
                                                     8,415,471
                                                    ----------
Total Common Stocks
 (cost $37,556,302)..............................   48,864,972
                                                    ----------


   PRINCIPAL                                          MARKET
     AMOUNT                                            VALUE
   ---------                                          ------
CONVERTIBLE PREFERRED SHARES -- 0.5%(a)
---------------------------------------
  JAPAN -- 0.5%
  -------------
 30,000,000   Sanwa International Finance
               (Bermuda) 1.25% 01/08/05 (d)......   $  283,294
                                                    ----------
Total Convertible Preferred Shares
 (cost $250,348).................................      283,294
                                                    ----------

   PRINCIPAL                                          MARKET
     AMOUNT                                            VALUE
   ---------                                          ------
CONVERTIBLE BONDS--0.1%(a)
--------------------------
    FRANCE--0.1%
    ------------
     42,174  Lafarge, 0.0%, 03/01/20.............       32,474
                                                    ----------

Total Convertible Bonds
 (cost $30,095)..................................       32,474
                                                    ----------

Total Investment Portfolio
 excluding repurchase agreement
 (cost $37,836,745)..............................   49,180,740


REPURCHASE AGREEMENT--1.9%(a)
-----------------------------
Repurchase Agreement with State Street Bank
and Trust Company, dated April 28, 2000 @
5.60% to be repurchased at $961,448 on May
01, 2000, collateralized by $980,000 United
States Treasury Notes, 4.63% due December
31, 2000, (market value $994,818 including
interest) (cost $961,000)........................      961,000
                                                   -----------
TOTAL INVESTMENT PORTFOLIO,
 (cost $38,797,745)(e), 98.0%(a) ................   50,141,740
OTHER ASSETS AND LIABILITIES, net, (2.0%)(a).....    1,037,831
                                                   -----------
NET ASSETS, 100.0% ..............................  $51,179,571
                                                   ===========
 ----------------------
 * Not an income-producing security.
 (a) Percentages indicated are based on net assets.
 (b) Martin Currie Investment Management Limited is the manager of the Indian Opportunities Fund, Ltd.
 (c) Security is deemed illiquid and is fair valued by the Board of Trustees.
 (d) Principal amount is stated in Japanese Yen.
 (e) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $11,343,995 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $13,952,748 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $2,608,753
 ADR -- American Depository Receipt
 GDR -- Global Depository Receipt


    The accompanying notes are an integral part of the financial statements.

                        6  S E M I A N N U A L  R E P O R T

         HERITAGE SERIES TRUST - EAGLE INTERNATIONAL EQUITY PORTFOLIO
                             INVESTMENT PORTFOLIO
                                APRIL 30, 2000
                                  (UNAUDITED)
                                  (CONTINUED)


                                                MARKET      % OF NET
       INDUSTRY DIVERSIFICATION                  VALUE       ASSETS
       ------------------------                 -------      ------
       COMMON STOCKS
          Aerospace & Defense ..............  $   281,140       0.6%
          Automobiles ......................    1,054,654       2.1%
          Banks ............................    3,881,565       7.6%
          Chemicals ........................    1,860,092       3.6%
          Construction & Building Materials       587,038       1.1%
          Diversified Industries ...........    1,155,962       2.3%
          Electronic & Electrical Equipment     2,854,513       5.6%
          Engineering & Machinery ..........      227,206       0.4%
          Food & Drug Retailers ............      679,696       1.3%
          General Retailers ................    1,038,954       2.0%
          Household Goods & Textiles .......      980,410       1.9%
          Insurance ........................      175,902       0.3%
          Information Technology Hardware ..    6,280,451      12.2%
          Leisure, Entertainment & Hotels ..      518,211       1.0%
          Life Assurance ...................    1,716,658       3.4%
          Media & Photography ..............    3,702,780       7.3%
          Mining ...........................      222,227       0.4%
          Oil & Gas ........................    1,961,622       3.8%
          Personal Care & Household Products      700,551       1.4%
          Pharmaceuticals ..................    3,337,747       6.6%
          Real Estate ......................      174,106       0.3%
          Restaurants, Pubs & Breweries ....       80,494       0.2%
          Software & Computer Services .....    2,359,355       4.7%
          Speciality & Other Finance .......    1,468,201       2.9%
          Support Services .................    1,603,152       3.1%
          Telecommunication Services .......    8,996,015      17.5%
          Transportation & Storage .........      481,384       0.9%
          Utilities, Water .................      484,886       0.9%
        CONVERTIBLE PREFERRED SHARES
          Banks ............................      283,294       0.6%
        CONVERTIBLE BONDS
          Construction & Building Materials        32,474       0.1%
        REPURCHASE AGREEMENT ..............       961,000       1.9%
                                              -----------      ----
        TOTAL INVESTMENTS .................   $50,141,740      98.0%
                                              ===========      ====


                       7  S E M I A N N U A L  R E P O R T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2000
                                  (UNAUDITED)

 ASSETS
 ------
 Investments, at market value (identified cost $37,836,745) (Note 1)......................                  $49,180,740
 Repurchase agreement (cost $961,000) (Note 1)............................................                      961,000
 Cash ....................................................................................                          792
 Receivables:
  Investments sold .......................................................................                      866,463
  Fund shares sold .......................................................................                      464,010
  Dividends and interest .................................................................                      102,276
  Foreign taxes recoverable ..............................................................                       38,521
 Deferred state qualification expenses (Note 1) ..........................................                       30,915
 Prepaid insurance .......................................................................                        6,746
                                                                                                            -----------
     Total assets ........................................................................                   52,357,938
 LIABILITIES
 -----------
 Payables (Note 4):
  Investments purchased ..................................................................    $928,057
  Fund shares redeemed ...................................................................      89,087
  Accrued management fee .................................................................      50,046
  Accrued distribution fee ...............................................................      37,130
  Other accrued expenses .................................................................      74,047
                                                                                              --------
     Total liabilities ...................................................................                    1,178,367
                                                                                                            -----------
 Net assets, at market value .............................................................                  $51,179,571
                                                                                                            ===========
 NET ASSETS
 ----------
 Net assets consist of:
  Paid-in capital (Note 5) ...............................................................                  $37,208,466
  Accumulated net investment loss (Notes 1 and 5) ........................................                     (250,205)
  Accumulated net realized gain (Notes 1 and 5) ..........................................                    2,882,493
  Net unrealized appreciation on investments and other assets and liabilities denominated
   in foreign currencies .................................................................                   11,338,817
                                                                                                            -----------
 Net assets, at market value .............................................................                  $51,179,571
                                                                                                            ===========
 EAGLE CLASS SHARES
 ------------------
 Net asset value, redemption and offering price per share ($31,668,305 divided by
  1,047,842 shares of beneficial interest outstanding, no par value) (Notes 1 and 2) .....                  $     30.22
                                                                                                            ===========
 CLASS A SHARES
 --------------
 Net asset value and redemption price per share ($9,196,660 divided by 297,670 shares
  of beneficial interest outstanding, no par value) (Notes 1 and 2) ......................                  $     30.90
                                                                                                            ===========
 Maximum offering price per share (100/95.25 of $30.90)...................................                  $     32.44
                                                                                                            ===========
 CLASS B SHARES
 --------------
 Net asset value and redemption price per share ($709,527 divided by 23,671 shares
  of beneficial interest outstanding, no par value) (Notes 1 and 2) ......................                  $     29.97
                                                                                                            ===========
 CLASS C SHARES
 --------------
 Net asset value and offering price per share ($9,605,079 divided by 320,495 shares
  of beneficial interest outstanding, no par value) (Notes 1 and 2) ......................                  $     29.97
                                                                                                            ===========

    The accompanying notes are an integral part of the financial statements.

                       8  S E M I A N N U A L  R E P O R T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                            STATEMENT OF OPERATIONS
                 FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2000
                                  (UNAUDITED)


 INVESTMENT INCOME
 -----------------
 Income:
  Dividends (net of $39,514 foreign withholding taxes).............................                  $  287,997
  Interest ........................................................................                      43,457
                                                                                                     ----------
     Total income .................................................................                     331,454
 Expenses (Notes 1 and 4):
  Management fee ..................................................................    $262,609
  Distribution fee (Eagle Shares) .................................................     170,376
  Distribution fee (Class A Shares) ...............................................      11,239
  Distribution fee (Class B Shares) ...............................................       3,021
  Distribution fee (Class C Shares) ...............................................      44,258
  Shareholder servicing fees (Eagle Shares) .......................................       1,704
  Shareholder servicing fees (Class A Shares) .....................................       5,844
  Shareholder servicing fees (Class B Shares) .....................................         393
  Shareholder servicing fees (Class C Shares) .....................................       5,754
  Custodian/Fund accounting fees ..................................................      81,668
  Professional fees ...............................................................      25,937
  Amortization of state qualification expenses ....................................      20,888
  Reports to shareholders .........................................................      14,433
  Organization expenses ...........................................................       5,200
  Trustees' fees and expenses .....................................................       4,799
  Other ...........................................................................       2,014
                                                                                       --------
     Total expenses ...............................................................                     660,137
                                                                                                     ----------
 Net investment loss ..............................................................                     328,683
                                                                                                     ----------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 --------------------------------------------------
 Net realized gain from investment transactions ...................................                   3,308,800
 Net realized loss from foreign currency transactions .............................                    (235,371)
 Net unrealized appreciation of investments during the period .....................                   2,322,075
 Net unrealized appreciation from foreign currency liabilities during the period ..                     172,755
                                                                                                     ----------
     Net gain on investments ......................................................                   5,568,259
                                                                                                     ----------
 Net increase in net assets resulting from operations .............................                  $5,239,576
                                                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                       9  S E M I A N N U A L  R E P O R T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)


                                                                                    FOR THE SIX-MONTH
                                                                                      PERIOD ENDED         FOR THE
                                                                                     APRIL 30, 2000       YEAR ENDED
                                                                                       (UNAUDITED)     OCTOBER 31, 1999
                                                                                   ------------------ -----------------
Increase in net assets:
Operations:
 Net investment loss .............................................................    $   (328,683)     $   (420,664)
 Net realized gain from investment transactions ..................................       3,308,800         6,904,858
 Net realized gain (loss) from foreign currency transactions .....................        (235,371)          216,150
 Net unrealized appreciation from foreign currrency during the period ............       2,322,075         3,686,213
 Net unrealized appreciation (depreciation) of investments during the period .....         172,755          (177,933)
                                                                                      ------------      ------------
 Net increase in net assets resulting from operations ............................       5,239,576        10,208,624
Distributions to shareholders from:
 Net realized gains Eagle Shares, ($4.44 and $0.12 per share, respectively).......      (4,405,006)         (151,973)
 Net realized gains Class A Shares, ($4.44 and $0.12 per share, respectively).....      (1,110,521)          (30,773)
 Net realized gains Class B Shares, ($4.44 and $0.12 per share, respectively).....         (67,144)           (1,581)
 Net realized gains Class C Shares, ($4.44 and $0.12 per share, respectively).....      (1,095,583)          (27,806)
Increase (decrease) in net assets from Fund share transactions (Note 2) ..........       4,743,983        (7,860,802)
                                                                                      ------------      ------------
Increase in net assets ...........................................................       3,305,305         2,135,689
Net assets, beginning of period ..................................................      47,874,266        45,738,577
                                                                                      ------------      ------------
Net assets, end of period (including accumulated net investment loss
 of $250,205 and undistributed net investment income of $78,478) .................    $ 51,179,571      $ 47,874,266
                                                                                      ============      ============


                      10  S E M I A N N U A L  R E P O R T

         HERITAGE SERIES TRUST -- EAGLE INTERNATIONAL EQUITY PORTFOLIO
                             FINANCIAL HIGHLIGHTS

The following table includes selected data for share outstanding throughout each period and other performance information derived from the financial statement.

                                                                             EAGLE SHARES*
                                                               ------------------------------------------
                                                                     FOR THE
                                                                    SIX-MONTH
                                                                     PERIOD
                                                                      ENDED         FOR THE YEARS ENDED
                                                                    APRIL 30,           OCTOBER 31,
                                                                      2000        -----------------------
                                                                   (UNAUDITED)        1999        1998
                                                               ------------------ ----------- -----------
Net asset value, beginning of period .........................    $    31.04       $  25.17    $  23.83
                                                                  ----------       --------    --------
Income from Investment Operations:
 Net investment loss (a) .....................................         (0.21)         (0.27)      (0.17)
 Net realized and unrealized gain on investments .............          3.83           6.26        2.13
                                                                  ----------       --------    --------
 Total from Investment Operations ............................          3.62           5.99        1.96
                                                                  ----------       --------    --------
Less Distributions:
 Dividends from net investment income ........................            --             --          --
 Distributions from net realized gains .......................         (4.44)         (0.12)      (0.62)
                                                                  ----------       --------    --------
 Total Distributions .........................................         (4.44)         (0.12)      (0.62)
                                                                  ----------       --------    --------
Net asset value, end of period ...............................    $    30.22       $  31.04    $  25.17
                                                                  ==========       ========    ========
Total Return (%) (b) .........................................         23.85  (c)     23.85        8.38
Ratios (%)/ Supplemental Data:
 Operating expenses, net, to average daily net assets ........          2.60  (e)      2.60        2.60
 Net investment loss to average daily net assets .............         (1.35) (e)      (.95)       (.67)
 Portfolio turnover rate .....................................            71  (c)        78          71
 Net assets, end of period ($ millions).......................            32             32          33

                                                                               EAGLE SHARES*
                                                               ---------------------------------------------
                                                                            FOR THE YEARS ENDED
                                                                                OCTOBER 31,
                                                               ---------------------------------------------
                                                                    1997          1996       1995/dagger/
                                                               -------------- ----------- ------------------
Net asset value, beginning of period .........................  $   22.14     $  20.79      $    20.00
                                                                ---------     --------      ----------
Income from Investment Operations:
 Net investment loss (a) .....................................      (0.11)       (0.01)          (0.03)
 Net realized and unrealized gain on investments .............       2.28         1.84            0.82
                                                                ---------     --------      ----------
 Total from Investment Operations ............................       2.17         1.83            0.79
                                                                ---------     --------      ----------
Less Distributions:
 Dividends from net investment income ........................      (0.31)       (0.01)             --
 Distributions from net realized gains .......................      (0.17)       (0.47)             --
                                                                ---------     --------      ----------
 Total Distributions .........................................      (0.48)       (0.48)             --
                                                                ---------     --------      ----------
Net asset value, end of period ...............................  $   23.83     $  22.14      $    20.79
                                                                =========     ========      ==========
Total Return (%) (b) .........................................       9.98 (d)     8.93            3.95  (c)
Ratios (%)/ Supplemental Data:
 Operating expenses, net, to average daily net assets ........       2.60         2.60            2.60  (e)
 Net investment loss to average daily net assets .............       (.47)        (.02)           (.33) (e)
 Portfolio turnover rate .....................................         50           59              61
 Net assets, end of period ($ millions).......................         32           22              10

--------
* Per share amounts have been calculated using the monthly average share method.
/dagger/ For the period May 1, 1995 (commencement of operations) to October 31,
         1995.
(a) Excludes management fees waived by Manager in the amount of $0.01, $0.03, $0.06, $0.16 and $0.17 per Eagle Shares for the five years ended October 31, 1995, respectively. The operating expense ratios including such items would have been 2.65%, 2.71%, 2.86%, 3.31% and 5.09% (annualized) for
    Eagle Shares, respectively.
(b) Does not reflect the imposition of a sales charge.
(c) Not annualized.
(d) These returns are calculated based on the published net asset value at October 31, 1997.
(e) Annualized.


    The accompanying notes are an integral part of the financial statements.

                      11  S E M I A N N U A L  R E P O R T

         HERITAGE SERIES TRUST - EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                                  (CONTINUED)


     The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statement.

                                                                                   CLASS A SHARES*
                                                    -----------------------------------------------------------------------------
                                                          FOR THE
                                                         SIX-MONTH
                                                          PERIOD
                                                           ENDED                          FOR THE YEARS ENDED
                                                         APRIL 30,                            OCTOBER 31,
                                                           2000        ----------------------------------------------------------
                                                       (UNAUDITED)        1999         1998            1997       1996/dagger/
                                                       ----------       --------    ----------      ---------     -----------
Net asset value, beginning of period ..............    $    31.56       $  25.43    $    23.97      $   22.25     $    21.11
                                                       ----------       --------    ----------      ---------     ----------
Income from Investment Operations:
 Net investment income (loss)(a) ..................         (0.11)         (0.09)        (0.01)          0.05           0.10
 Net realized and unrealized gain on investments ..          3.89           6.34          2.14           2.28           1.04
                                                       ----------       --------    ----------      ---------     ----------
 Total from Investment Operations .................          3.78           6.25          2.13           2.33           1.14
                                                       ----------       --------    ----------      ---------     ----------
Less Distributions:
 Dividends from net investment income .............            --             --         (0.05)         (0.44)            --
 Distributions from net realized gains ............         (4.44)         (0.12)        (0.62)         (0.17)            --
                                                       ----------       --------    ----------      ---------     ----------
 Total Distributions ..............................         (4.44)         (0.12)        (0.67)         (0.61)            --
                                                       ----------       --------    ----------      ---------     ----------
Net asset value, end of period ....................    $    30.90       $  31.56    $    25.43      $   23.97     $    22.25
                                                       ==========       ========    ==========      =========     ==========
Total Return (%) (b) ..............................         24.68  (c)     24.68          9.04  (d)     10.71 (d)       5.40  (c)
Ratios (%)/ Supplemental Data
 Operating expenses, net, to average daily net
  assets ..........................................          1.97  (e)      1.97          1.97           1.97           1.97  (e)
 Net investment income (loss) to average daily net
  assets ..........................................          (.70) (e)      (.32)         (.02)           .22            .44  (e)
 Portfolio turnover rate ..........................            34  (c)        78            71             50             59
 Net assets, end of period ($ millions)............             9              8             7              6              3

                                                                     CLASS B SHARES*
                                                       ------------------------------------------
                                                          FOR THE
                                                         SIX-MONTH
                                                           PERIOD
                                                           ENDED            FOR THE YEARS ENDED
                                                         APRIL 30,              OCTOBER 31,
                                                            2000        -------------------------
                                                        (UNAUDITED)        1999           1998/dagger//dagger/
                                                       -----------       --------     -----------
Net asset value, beginning of period ..............    $     30.83       $  25.03     $     23.95
                                                       -----------       --------     -----------
Income from Investment Operations:
 Net investment income (loss)(a) ..................          (0.22)         (0.30)          (0.16)
 Net realized and unrealized gain on investments ..           3.80           6.22            1.24
                                                       -----------       --------     -----------
 Total from Investment Operations .................           3.58           5.92            1.08
                                                       -----------       --------     -----------
Less Distributions:
 Dividends from net investment income .............             --             --              --
 Distributions from net realized gains ............          (4.44)         (0.12)             --
                                                       -----------       --------     -----------
 Total Distributions ..............................          (4.44)         (0.12)             --
                                                       -----------       --------     -----------
Net asset value, end of period ....................    $     29.97       $  30.83      $    25.03
                                                       ===========       ========     ===========
Total Return (%) (b) ..............................          23.70  (c)     23.70            4.51  (c)
Ratios (%)/ Supplemental Data
 Operating expenses, net, to average daily net
  assets ..........................................           0.18  (e)      2.72            2.72  (e)
 Net investment income (loss) to average daily net
  assets ..........................................           (.09) (e)     (1.04)           (.71) (e)
 Portfolio turnover rate ..........................             34  (c)        78              71
 Net assets, end of period ($ millions)............              1             .5              .2

--------
* Per share amounts have been calculated using the monthly average share method.
/dagger/ For the period December 27, 1995 (commencement of Class A and Class C Shares) to October 31, 1996.
/dagger//dagger/  For the period January 2, 1998 (commencement of Class B
                  Shares) to October 31, 1998.
(a) Excludes management fees waived by Eagle in the amount of $0.01, $0.03, $0.06 and $0.16 per Class A Shares for the four years ended October 31, 1996, respectively. The operating expense ratios including such items would have been 2.02%, 2.08%, 2.23% and 2.69% (annualized) for Class A Shares, respectively. Excludes management fees waived by the Manager in the amount of $0.01 and $0.03 per Class B Shares for the two years ended October 31, 1998, respectively. The operating expense ratio including such items would have been 2.77% and 2.83% (annualized) for Class B Shares, respectively.
(b) Does not reflect the imposition of a sales charge.
(c) Not annualized.
(d) These returns are calculated based on the published net asset value at October 31, 1997.
(e) Annualized.


    The accompanying notes are an integral part of the financial statements.


                      12  S E M I A N N U A L  R E P O R T

         HERITAGE SERIES TRUST - EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                                  (CONTINUED)


     The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statement.

                                                                                   CLASS C SHARES*
                                                          -------------------------------------------------------------------
                                                            FOR THE
                                                           SIX-MONTH
                                                             PERIOD
                                                             ENDED                       FOR THE YEARS ENDED
                                                            APRIL 30,                         OCTOBER 31,
                                                              2000         --------------------------------------------------
                                                          (UNAUDITED)        1999       1998            1997          1996/dagger/
                                                          ----------       --------   ---------      ---------      ---------
Net asset value, beginning of period ..................   $    30.83       $  25.03   $   23.73      $   22.12      $   21.11
                                                          ----------       --------   ---------      ---------      ---------
Income from Investment Operations:
 Net investment loss (a) ..............................        (0.23)         (0.30)      (0.20)         (0.13)         (0.07)
 Net realized and unrealized gain on investments ......         3.81           6.22        2.12           2.25           1.08
                                                          ----------       --------   ---------      ---------      ---------
 Total from Investment Operations .....................         3.58           5.92        1.92           2.12           1.01
                                                          ----------       --------   ---------      ---------      ---------
Less Distributions:
 Dividends from net investment income .................           --             --          --          (0.34)            --
 Distributions from net realized gains ................        (4.44)         (0.12)      (0.62)         (0.17)            --
                                                          ----------       --------   ---------      ---------      ---------
 Total Distributions ..................................        (4.44)         (0.12)      (0.62)         (0.51)            --
                                                          ----------       --------   ---------      ---------      ---------
Net asset value, end of period ........................   $    29.97       $  30.83   $   25.03      $   23.73      $   22.12
                                                          ==========       ========   =========      =========      =========
Total Return (%) (b) ..................................        23.70 (c)      23.70        8.24 (d)       9.79 (d)       4.78 (c)
Ratios (%)/ Supplemental Data
 Operating expenses, net, to average daily net assets .         2.72 (e)       2.72        2.72           2.72           2.72 (e)
 Net investment loss to average daily net assets ......        (1.44)(e)      (1.06)      (1.06)          (.79)          (.32)(e)
 Portfolio turnover rate ..............................           34 (c)         78          78             71             59
 Net assets, end of period ($ millions)................           10              7           6              4              1

--------
* Per share amounts have been calculated using the monthly average share method.
/dagger/ For the period December 27, 1995 (commencement of Class A and Class C Shares) to October 31, 1996.
(a) Excludes management fees waived by Eagle in the amount of less than $0.01, $0.03, $0.06 and $0.16 per Class C Shares for the four years ended October 31, 1996, respectively. The operating expense ratio including such items would have been 2.77%, 2.83%, 2.98% and 3.44% (annualized) for Class C Shares, respectively.
(b) Does not reflect the imposition of a sales charge.
(c) Not annualized.
(d) These returns are calculated based on the published net asset value at October 31, 1997.
(e) Annualized.


    The accompanying notes are an integral part of the financial statements.


                      13  S E M I A N N U A L  R E P O R T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Series Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of seven separate investment Portfolios, the Eagle International Equity Portfolio (the "Fund"), the Aggressive Growth Fund, Small Cap Stock Fund, the Value Equity Fund, the Growth Equity Fund, the Technology Fund and the Mid Cap Stock Fund. The Fund primarily seeks capital appreciation principally through investments in a portfolio of international equity securities.

        The Fund currently offers Eagle Class, Class A, Class B and Class C Shares. The Eagle Class of shares are subject to certain minimum investment requirements and are sold without any sales charge. Class A Shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class B Shares, which were offered to shareholders beginning January 2, 1998, are sold subject to a 5% maximum contingent deferred sales load (based on the lower of purchase price or redemption price), declining over a six-year period. Class C Shares are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions less than one year after purchase. The financial statements for the Aggressive Growth Fund, Small Cap Stock Fund, Growth Equity Fund, Mid Cap Stock Fund, the Technology Fund and Value Equity Fund are presented separately. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        SECURITY VALUATION: The Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, the last bid price is used and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Securities that are quoted in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the Fund calculates its daily net asset value per share. Although the Fund values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market.

        FOREIGN CURRENCY TRANSACTIONS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Net realized gain (loss) and unrealized appreciation (depreciation) from foreign currency transactions include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

        FORWARD FOREIGN CURRENCY CONTRACTS: The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currencies gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

        REPURCHASE AGREEMENTS: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price.

        FEDERAL INCOME TAXES: The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.


                      14  S E M I A N N U A L  R E P O R T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)


        DISTRIBUTION OF NET REALIZED GAINS: Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        EXPENSES: The Fund is charged for those expenses that are directly attributable to it, such as management fees, custodian/fund accounting fees, distribution fees, etc., while other expenses such as insurance expense, are all allocated proportionately among the Trust. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution and shareholder servicing fees, are charged directly to that class.

        STATE QUALIFICATION EXPENSES: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        ORGANIZATION EXPENSES: Expenses incurred in connection with the formation of the Fund were deferred and are being amortized on a straight-line basis over 60 months from the date of commencement of operations.

        CAPITAL ACCOUNTS: The Fund reports the undistributed net investment income (accumulated net investment loss) and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

        OTHER: For purposes of these financial statements, investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At April 30, 2000, there was an unlimited number of shares of beneficial interest of no par value authorized.

        Transactions in the Class A, B and C Shares of the Fund during six-month period ended April 30, 2000 were as follows:

         FOR THE PERIOD ENDED                 EAGLE SHARES                A SHARES
         APRIL 30, 2000                -----------------------      --------------------
         (UNAUDITED)                    SHARES       AMOUNT         SHARES      AMOUNT
                                       -------    ------------      -------   ----------
           Shares sold ...........     114,947    $  3,604,744      36,495    $1,189,801
           Shares issued on
            reinvestment of
            distributions ........     137,365       4,373,714      31,859     1,034,768
           Shares redeemed .......    (241,951)     (7,711,175)    (21,343)     (699,613)
                                      --------    ------------     -------    ----------
           Net increase ..........      10,361    $    267,283      47,011    $1,524,956
                                                  ============                ==========
           Shares outstanding:
            Beginning of
             period .............    1,037,481                     250,659
                                     ---------                     -------
            End of period ........   1,047,842                     297,670
                                     =========                     =======


         FOR THE PERIOD ENDED                B SHARES               C SHARES
         APRIL 30, 2000                ------------------      --------------------
         (UNAUDITED)                   SHARES     AMOUNT       SHARES      AMOUNT
                                       ------   ---------      ------    ----------
           Shares sold ...........     7,673    $ 244,110      72,990    $2,334,355
           Shares issued on
            reinvestment of
            distributions .......      2,120       66,936      34,473     1,089,009
           Shares redeemed .......    (1,003)     (31,898)    (23,727)     (750,768)
                                      ------    ---------     -------    ----------
           Net increase ..........     8,790    $ 279,148      83,736    $2,672,596
                                                =========                ==========
           Shares outstanding:
            Beginning of
             period .............     14,881                  236,759
                                      ------                  -------
            End of period ........    23,671                  320,495
                                      ======                  =======


                      15  S E M I A N N U A L  R E P O R T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)



        Transactions in the Class A, B and C Shares of the Fund during the year ended October 31, 1999 were as follows:


         FOR THE YEAR ENDED                          EAGLE SHARES                   A SHARES
         OCTOBER 31, 1999                    ------------------------      ------------------------
                                              SHARES        AMOUNT          SHARES        AMOUNT
                                             --------   -------------      -------    -------------
           Shares sold .................     137,206    $   3,951,774       27,491    $     780,723
           Shares issued on
            reinvestment
            of distributions ..........        5,474          151,150        1,024           28,582
           Shares redeemed .............    (409,377)     (11,689,394)     (45,994)      (1,298,534)
                                            --------    -------------      -------    -------------
           Net increase (decrease) .....    (266,697)   $  (7,586,470)     (17,479)   $    (489,229)
                                                        =============                 =============
           Shares outstanding:
            Beginning of year  ........    1,304,178                       268,138
                                           ---------                       -------
            End of year ...............    1,037,481                       250,659
                                           =========                       =======

         FOR THE YEAR ENDED                        B SHARES                    C SHARES
         OCTOBER 31, 1999                   ---------------------     ------------------------
                                            SHARES      AMOUNT        SHARES         AMOUNT
                                            ------    -----------     -------    -------------
           Shares sold .................     9,353    $   254,995      45,492    $   1,262,451
           Shares issued on
            reinvestment
            of distributions ..........         58          1,581       1,009           27,703
           Shares redeemed .............    (3,878)      (109,438)    (43,865)      (1,222,395)
                                            ------    -----------     -------    -------------
           Net increase (decrease) .....     5,533    $   147,138       2,636    $      67,759
                                                      ===========                =============
           Shares outstanding:
            Beginning of year .........      9,348                    234,123
                                            ------                    -------
            End of year ...............     14,881                    236,759
                                            ======                    =======

Note 3: PURCHASES AND SALES OF SECURITIES. For the six-month period ended April 30, 2000, purchases and sales on investment securities (excluding repurchase agreements and short term obligations) aggregated $17,623,318 and $20,217,367, respectively.

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administrative Agreement with Eagle Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager a fee equal to a rate of 1.00% on the first $100 million of average daily net assets and 0.80% of any excess over $100 million of the Fund's average daily net assets, computed daily and payable monthly. The Manager contractually waived its investment advisory fee to the extent that Fund operating expenses exceed 2.60%, 1.97%, 2.72% and 2.72% on an annual basis of the Fund's average daily net assets for Eagle Class Shares, Class A, Class B and Class C Shares, respectively. Management fees of $24,049 were waived for the Fund for the year ended October 31, 1999. If total Fund expenses fall below the expense limitation agreed to by Eagle before the end of the year ending October 31, 2001, the Fund may be required to pay the Manager a portion or all of the waived management fees. In addition, the Fund may be required to pay the Manager, a portion or all of the management fees waived of $52,276 in fiscal 1998 if total Fund expenses fall below the annual expense limitations before the end of the year ending October 31, 2000.

        The Manager has entered into an agreement with Martin Currie, Inc., a New York Corporation, (the "Subadviser") to provide to the Fund investment advice, portfolio management services including the placement of brokerage orders, and certain compliance and other services for a fee payable by the Manager equal to .50% of the average daily net assets on the first $100 million of net assets and .40% thereafter without regard to any reduction due to the imposition of expense limitations. For the six-month period ended April 30, 2000 the Subadviser earned $131,305 for Subadviser fees, which was paid by the Manager.

        Heritage Asset Management, Inc. ("Heritage"), an affiliate of the Manager, is the Dividend Paying and Shareholder Servicing Agent for the Fund. Heritage also may provide certain administrative services for the Fund and receives a fee in the amount of .10% from the Manager for performing these administrative services.

        Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $24,229 in front-end sales charges for Class A Shares, $13 in contingent deferred sales charges for Class A Shares, and $415 and $457 in contingent deferred sales charges for Class B and C Shares for the six-month period ended April 30, 2000, respectively. The Distributor paid sales commissions to salespersons from these fees and incurred other distribution costs.

        Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee, equal to .25% of the average daily net assets for Class A Shares. Under the Eagle


                      16  S E M I A N N U A L  R E P O R T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)


        Class, Class B and Class C Distribution Plans, the Fund may pay the Distributor a fee equal to 1.00% of the average daily net assets. Such fees are accrued daily and payable monthly. Class B Shares will convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase Class B Shares was accepted. The Manager, Heritage and Distributor are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust and Heritage Income Trust, investment companies that are advised by Heritage (collectively referred to as the Heritage funds). Each Trustee of the Heritage funds that is not an interested person of Heritage received an annual fee of $8,666, an additional fee of $3,250 for each combined quarterly meeting of the Heritage funds attended and $1,000 for each special Trustees meeting attended. Trustees' fees and expenses are paid equally by each of the Heritage funds.

Note 5: FEDERAL INCOME TAXES: For the year ended October 31, 1999, to reflect reclassifications arising from permanent book/tax differences primarily attributable to foreign currency gains, a net operating loss and basis difference in passive foreign investment companies (PFICs), the Fund credited undistributed net investment income $613,007 and paid in capital $5,242 and debited accumulated net realized gain $618,249.

Note 6: FINANCIAL INVESTMENT WITH OFF-BALANCE SHEET RISK. The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions, to manage its foreign currency exposure or to sell for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Subadviser anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all of the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

        The Fund may enter into forward contracts to hedge against changes in future foreign exchange rates and enhance return. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Risks may also arise upon entering into these contracts from the potential inability of these parties to meet the terms of their contracts.



                      17  S E M I A N N U A L  R E P O R T

EAGLE INTERNATIONAL EQUITY PORTFOLIO
P.O. Box 10520
St. Petersburg, FL 33733
                                                    EAGLE INTERNATIONAL EQUITY
INVESTMENT ADVISER                                           PORTFOLIO
Eagle Asset Management, Inc.
P.O. Box 10520
St. Petersburg, FL 33733
(800) 237-3101

INVESTMENT SUBADVISER
Martin Currie Inc.
Saltire Court
20 Castle Terrace
Edinburgh, Scotland EH1 2ES

DISTRIBUTOR
Raymond James & Associates, Inc.
P.O. Box 12749                                          Semiannual Report
St. Petersburg, FL 33733                                   (unaudited)
(727) 573-3800

TRANSFER AGENT/
DIVIDEND DISBURSING AGENT
Heritage Asset Management, Inc.
P.O. Box 33022
St. Petersburg, FL 33733

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105
                                                          April 30, 2000
LEGAL COUNSEL
Kirkpatrick & Lockhart LLP